Land Use Right, Net (Details)			6 Months Ended
	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Land Use Right, Net [Line Items]
Amortization			$ 16,923	$ 105,398
Land use right term period			50 years
Carrying amount	$ 6,141,721	¥ 44,810,000
Tianjin Jiahao [Member]
Land Use Right, Net [Line Items]
Equity interests percentage	100.00%	100.00%	100.00%
Carrying amount			$ 6,823,791